Segmented Information - Geographic Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas
Property, plant and equipment	$ 2,506	$ 2,104	$ 1,635
CANADA
Disclosure of geographical areas
Property, plant and equipment	835	837
UNITED STATES
Disclosure of geographical areas
Property, plant and equipment	1,279	970
Italy
Disclosure of geographical areas
Property, plant and equipment	197	183
Other Countries
Disclosure of geographical areas
Property, plant and equipment	$ 195	$ 114